Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Schedule of Long-term Investments
The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2021	2020
Investment income from CWI	$32,969	$23,774
Dividends received	21,796	20,758
Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2021	December 31, 2020
Current assets:
Cash and short-term investments	$113,936	$94,984
Accounts receivable	9,999	5,681
Long-term assets:
Property, plant and equipment	259	605
Deferred income tax assets	22,584	21,651
Total assets	$146,778	$122,921
Current liabilities:
Accounts payable and accrued liabilities	$5,509	$5,557
Current portion of warranty liability	26,105	19,485
Current portion of deferred revenue	12,374	13,628
	43,988	38,670
Long-term liabilities:
Warranty liability	36,267	34,737
Deferred revenue	20,122	23,802
Other long-term liabilities	2,312	3,969
	58,701	62,508
Total liabilities	$102,689	$101,178

	Years ended December 31,
	2021	2020
Product revenue	$252,135	$219,141
Parts revenue	115,371	104,339
	367,506	323,480
Cost of revenue and expenses:
Cost of product and parts revenue	268,440	236,154
Research and development	6,084	12,185
General and administrative	1,778	1,650
Sales and marketing	12,865	12,567
	289,167	262,556
Income from operations	78,339	60,924
Interest and investment income	522	1,074
Income before income taxes	78,861	61,998
Income tax expense:
Current	13,857	14,779
Deferred	(933)	(329)
	12,924	14,450
Income for the year	$65,937	$47,548

	December 31, 2021	December 31, 2020
Weichai Westport Inc.	$1,824	$1,824
Minda Westport Technologies Limited	1,852	1,116
Other equity accounted investees	148	148
	$3,824	$3,088

Schedule of Variable Interest Entities
The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2021		Balance at December 31, 2020
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$22,039	$22,039	$10,866	$10,866
Accounts receivable due from CWI	58	58	74	74